Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per common share:

	2016	2015	2014
Numerator:
Net (loss)/ income attributable to ordinary shareholders for computing net income per ordinary share – basic	$(6,755,603)	$1,406,519	$6,828,308
Gain on valuation of convertible bonds	-	-	156,199
(Gain)/ loss on valuation of warrants	(6,856,682)	7,906,529	-

Net (loss)/ income attributable to ordinary shareholders for computing net income per ordinary share – diluted	$(13,612,285)	$9,313,048	$6,984,507

Denominator:
Weighted average number of shares used in calculating net income per ordinary share – basic	9,323,108	6,462,577	4,560,000
Weighted average number of shares used in calculating net income per ordinary share – diluted	9,323,108	6,462,577	4,560,000

The 6,175,710 warrants were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive since the average share price for the year ended June 30, 2016 was lower than the warrants exercise price.

Net/(loss) income per ordinary share - basic	$(1.46)	$1.44	$1.53

Net/(loss) income per ordinary share - diluted	$(1.46)	$1.44	$1.53